Fair Value of Financial Instruments Not Accounted For at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
		Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Carrying Amount Asset		$ 71,515	$ 62,109
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)		(675,738)	(772,190)
Cash and cash equivalents, Fair Value Asset		71,515	62,109
2018 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying amount		(69,337)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	[1]	(71,697)
2017 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying Amount		(100,000)	(100,000)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)		(99,039)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior unsecured bond, Fair Value (Liability)		(66,004)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior unsecured bond, Fair Value (Liability)		(96,481)	(96,775)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Fair Value (Liability)		$ (588,713)	$ (636,220)

[1]	The Company has NOK 600 million of senior secured bonds (the '2018 Senior secured bonds') issued in the Norwegian Bond market that mature in 2023 (see Note 11 (Senior Secured Bond) to the consolidated financial statements). The Company has entered into a cross-currency interest rate swap agreement, to swap all interest and principal payments of the 2018 bonds into U.S. Dollars, with the interest payments at 6.608% plus 3-month U.S. LIBOR and the transfer of the principal amount fixed at $71.7 million upon maturity in exchange for NOK 600 million (see Note 18 (Derivative Instruments) to the consolidated financial statements).